Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summary of Interest - Bearing Deposits

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2015	2014

Demand	$86,472	$77,725

Savings	167,755	155,336

Time deposits:

In excess of $250,000	13,834	13,191

Other	105,432	114,572

Total interest-bearing deposits	$373,493	$360,824

Stated Maturities of Time Deposits	At December 31, 2015, stated maturities of time deposits were as follows:

(Dollars in thousands)

2016	$63,291

2017	24,210

2018	20,803

2019	7,279

2020	3,683

Total	$119,266